Debt - Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Long-term notes payable	$ 198,127	$ 193,440	$ 247,618
Debt issuance costs	(251)	(151)
Total long-term notes payable	197,876	193,289
Consolidated Entity, Excluding Consolidated VIE
Debt Instrument [Line Items]
2024	5,294
2025	75,742	23,408
2026	16,505	75,500
2027	11,676	21,309
2028	4,576	12,719
2028		2,528
After Five		17,485
Thereafter	46,183
Total Long-term notes payable	159,976	152,949
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	$ 38,151	$ 40,491	$ 46,403